Equity - Dividends from Retained Earnings (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	May 13, 2025	Nov. 06, 2024	May 10, 2024	Nov. 09, 2023	May 11, 2023	Nov. 09, 2022	May 13, 2022
Dividends 1 [abstract]
Dividend payout, Total amount of dividends (millions of yen)		¥ 159,386	¥ 188,418	¥ 141,949	¥ 99,915	¥ 102,219	¥ 111,256
Dividend payout, Dividend per share (yen)		¥ 34	¥ 39	¥ 87	¥ 60	¥ 60	¥ 65
Dividend payout, Record date		Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Dividend payout, Effective date		Dec. 04, 2024	Jun. 04, 2024	Dec. 05, 2023	Jun. 06, 2023	Dec. 05, 2022	Jun. 06, 2022
Dividends payable, Total amount of dividends (millions of yen)	¥ 147,960
Dividends payable, Dividend per share (yen)	¥ 34
Dividends payable, Record date	Mar. 31, 2025
Dividends payable, Effective date	Jun. 05, 2025